Stockholders' Equity (Details) - USD ($)							1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2025	Jun. 05, 2024	May 15, 2024	Apr. 19, 2024	Jul. 26, 2022	Jun. 25, 2019	Dec. 31, 2023	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024	Mar. 04, 2025	Sep. 10, 2024	Oct. 31, 2023	Aug. 04, 2022	Jan. 27, 2020	Jun. 20, 2019	May 24, 2019	Jan. 15, 2016
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized								10,000,000		10,000,000	10,000,000								10,000,000
Preferred stock, par value (in Dollars per share)								$ 0.001		$ 0.001	$ 0.001								$ 0.001
Reverse stock spilit						the Company effected a one-for-four reverse stock split, pursuant to which each outstanding share of common stock was changed into 0.25 shares of common stock
Common shares authorized								291,666,666		291,666,666	291,666,666
Treasury stock								23,900		32,400	10,000		10,000
Transaction expenses (in Dollars)										$ 38,700
Treasury stock value (in Dollars)										148,547
Proceeds from equity financing (in Dollars)									$ 8,400,000	8,406,591
Convertible debt amount (in Dollars)			$ 300,000
Accrued interest of line of credit (in Dollars)			$ 4,922				$ 1,026,720
Loss on extinguishment (in Dollars)										$ (368,036)	$ (554,423)
Issued of common stock								11,154,171		11,107,210	8,869,870
Shares issued											10,000
Treasury stock value (in Dollars)								$ 109,702		$ 148,547	$ 32,641
Converted amount (in Dollars)							2,000,000
Outstanding credit facility (in Dollars)							$ 53,436
Issuance of common stock (in Dollars)										2,554,423
Transaction expenses (in Dollars)								$ 24,360
Common stock value (in Dollars)									$ 8,400,000	8,400,000
TII Jet Services LDA [Member]
Stockholders’ Equity [Line Items]
Loss on extinguishment (in Dollars)										$ 554,423
Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants exercisable price per share (in Dollars per share)			$ 6.43	$ 6.43									$ 4
Date issuance				5 years
Issued common stock shares										10,000
Warrants exercisable shares	58,433		152,460	4,200,000									50,000
Exercise of warrants (in Dollars)										$ 6,591
Chief Financial Officer [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants exercisable shares		87,500												87,500
Treasury Stock, Common [Member]
Stockholders’ Equity [Line Items]
Treasury stock									10,000			3,500
Treasury stock value (in Dollars)									$ 32,641
Common stock value (in Dollars)
Common Stock [Member]
Stockholders’ Equity [Line Items]
Issued common stock shares									2,100,000	2,100,000
Common stock value (in Dollars)									$ 2,100	$ 2,100
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Issued common stock shares	46,961
Consultant [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Issued common stock shares								5,000
Common stock value (in Dollars)								$ 39,050
Maximum [Member]
Stockholders’ Equity [Line Items]
Common shares authorized															291,666,666
Minimum [Member]
Stockholders’ Equity [Line Items]
Common shares authorized															250,000,000
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized																	2,500,000
Number of share designated																		2,500,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Forward stock split					7-for-6 forward stock split					7-for-6 forward stock split
Proceeds from equity financing (in Dollars)				$ 8,400,000
Price per share (in Dollars per share)				$ 4
Warrants exercisable price per share (in Dollars per share)			$ 6.43	$ 6.43
Issued common stock shares			76,230
Warrants exercisable shares				3,210,000
Loss on extinguishment (in Dollars)			$ 368,036
Common stock.shares issued		60,085
Issued of common stock										1,025
Common Stock [Member] | Maximum [Member]
Stockholders’ Equity [Line Items]
Common shares authorized						100,000,000										250,000,000
Common Stock [Member] | Minimum [Member]
Stockholders’ Equity [Line Items]
Common shares authorized						25,000,000										25,000,000
IPO [Member]
Stockholders’ Equity [Line Items]
Number of units				2,100,000
Warrant [Member] | Chief Financial Officer [Member]
Stockholders’ Equity [Line Items]
Warrants exercisable shares		87,500